Long-Term Debt, Financing and Capital Lease Obligations (Narrative) (Details) (USD $)					4 Months Ended		3 Months Ended		3 Months Ended				12 Months Ended						3 Months Ended			12 Months Ended																	3 Months Ended						3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014 site years	Jul. 10, 2013	Jul. 10, 2013 Exchangeable notes [Member] Clearwire Communications LLC [Member]	Mar. 31, 2014 Secured Debt [Member] Clearwire Communications LLC [Member]	May 01, 2013 Secured Debt [Member] iPCS Inc Secured Notes [Member]	Mar. 31, 2014 Secured Debt [Member] iPCS Inc Secured Notes [Member]	Nov. 30, 2013 Secured Debt [Member] Clearwire Communications LLC 12% Senior Secured Notes due 2015 [Member]	Oct. 24, 2013 Secured Debt [Member] Clearwire Communications LLC 12% Senior Secured Notes due 2015 [Member]	Nov. 30, 2013 Secured Debt [Member] Clearwire Communications LLC 12% Second-priority Secured Notes due 2017 [Member]	Sep. 11, 2013 Senior Notes [Member] Sprint Communications Inc. Guaranteed Notes due 2021 [Member]	Sep. 11, 2013 Senior Notes [Member] Sprint Corporation 7.875% [Member]	Dec. 12, 2013 Senior Notes [Member] Sprint Corporation 7.125% [Member] [Member]	Dec. 31, 2013 Line of Credit [Member] Secured Equipment Credit Facility [Member]	May 29, 2012 Line of Credit [Member] Secured Equipment Credit Facility [Member]	Mar. 31, 2014 Revolving Credit Facility [Member] Unsecured Revolving Credit Facility expires in 2018 [Member]	Feb. 10, 2014 Revolving Credit Facility [Member] Unsecured Revolving Credit Facility expires in 2018 [Member]	Apr. 02, 2013 Revolving Credit Facility [Member] Unsecured Revolving Credit Facility expires in 2018 [Member]	Mar. 31, 2014 Letter of Credit [Member] Unsecured Revolving Credit Facility expires in 2018 [Member]	Mar. 31, 2014 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 30, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Mar. 31, 2014 Successor [Member] Exchangeable notes [Member] Clearwire Communications LLC [Member]		Dec. 31, 2013 Successor [Member] Exchangeable notes [Member] Clearwire Communications LLC [Member]		Mar. 31, 2014 Successor [Member] Secured Debt [Member] Clearwire Communications LLC [Member]		Dec. 31, 2013 Successor [Member] Secured Debt [Member] Clearwire Communications LLC [Member]		Mar. 31, 2014 Successor [Member] Secured Debt [Member] iPCS Inc Secured Notes [Member]	Dec. 31, 2013 Successor [Member] Secured Debt [Member] iPCS Inc Secured Notes [Member]	Mar. 31, 2014 Successor [Member] Convertible Debt [Member] Sprint Nextel Corporation Guaranteed Notes [Member]	Dec. 31, 2013 Successor [Member] Convertible Debt [Member] Sprint Nextel Corporation Guaranteed Notes [Member]	Mar. 31, 2014 Successor [Member] Senior Notes [Member] Sprint Corporation [Member]	Dec. 31, 2013 Successor [Member] Senior Notes [Member] Sprint Corporation [Member]	Mar. 31, 2014 Successor [Member] Senior Notes [Member] Sprint Nextel Corporation Guaranteed Notes [Member]	Dec. 31, 2013 Successor [Member] Senior Notes [Member] Sprint Nextel Corporation Guaranteed Notes [Member]	Mar. 31, 2014 Successor [Member] Line of Credit [Member] Secured Equipment Credit Facility [Member]	Dec. 31, 2013 Successor [Member] Line of Credit [Member] Secured Equipment Credit Facility [Member]	Mar. 31, 2014 Successor [Member] Guaranteed notes [Member] Sprint Nextel Corporation Guaranteed Notes [Member]	Dec. 31, 2013 Successor [Member] Guaranteed notes [Member] Sprint Nextel Corporation Guaranteed Notes [Member]	Mar. 31, 2014 Successor [Member] Revolving Credit Facility [Member] Unsecured Revolving Credit Facility expires in 2018 [Member]	Dec. 31, 2013 Successor [Member] Revolving Credit Facility [Member] Unsecured Revolving Credit Facility expires in 2018 [Member]	Mar. 31, 2013 Predecessor [Member]	Jul. 10, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member] Exchangeable notes [Member] Clearwire Communications LLC [Member]	Dec. 31, 2012 Predecessor [Member] Secured Debt [Member] Clearwire Communications LLC [Member]	Dec. 31, 2012 Predecessor [Member] Secured Debt [Member] iPCS Inc Secured Notes [Member]	Dec. 31, 2012 Predecessor [Member] Convertible Debt [Member] Sprint Nextel Corporation Guaranteed Notes [Member]	Dec. 31, 2012 Predecessor [Member] Senior Notes [Member] Sprint Corporation [Member]	Dec. 31, 2012 Predecessor [Member] Senior Notes [Member] Sprint Nextel Corporation Guaranteed Notes [Member]	Dec. 31, 2012 Predecessor [Member] Line of Credit [Member] Secured Equipment Credit Facility [Member]	Dec. 31, 2012 Predecessor [Member] Guaranteed notes [Member] Sprint Nextel Corporation Guaranteed Notes [Member]	Dec. 31, 2012 Predecessor [Member] Revolving Credit Facility [Member] Unsecured Revolving Credit Facility expires in 2018 [Member]	Dec. 31, 2013 Tranche one [Member] Line of Credit [Member] Secured Equipment Credit Facility [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Principal of debt outstanding	$ 9,000,000,000
Long-term debt issued by 100% owned subsidiary and is fully and unconditionally guaranteed by the parent	20,300,000,000
Secured Debt	1,700,000,000
Secured Debt Collateral	15,600,000,000
Interest Costs Capitalized																			13,000,000			30,000,000																							15,000,000	29,000,000	278,000,000	413,000,000
Cash interest payments																			559,000,000			1,000,000,000																							305,000,000	814,000,000	1,400,000,000	1,000,000,000
Senior Notes weighted average effective interest rate																			6.20%			6.40%																							7.10%	8.90%	7.50%
Redeemable notes	28,800,000,000
Principal amount of notes with the right to require the Company to repurchase on change of control	20,100,000,000					181,000,000
Principal amount of notes with the right to require the Company to repurchase on change of control				300,000,000
Percentage of principal amount required to repurchase notes on change of control	101.00%
Debt Instrument, Interest Rate, Stated Percentage			8.25%					12.00%		7.25%	7.875%	7.125%											8.25%				14.75%						1.00%
Call Redemption Paid on Debt Premiums																			0	0	0	180,000,000																							0	0	0	0
Fixed amount of cash for a fixed principal amount of notes surrendered that becomes exchangeable at the holder's option		706.21
Fixed principal amount of notes surrendered for a fixed amount of cash that becomes exchangeable at the holder's option		1,000
Total cash consideration payable upon an exchange of all principal amount of notes outstanding			444,000,000
Long-term Debt, Gross			629,000,000																				629,000,000	[1]	629,000,000	[1]	300,000,000	[1]	300,000,000	[1]	181,000,000	181,000,000	0	0	9,000,000,000	9,000,000,000	9,280,000,000	9,280,000,000			4,000,000,000	4,000,000,000							0	0	481,000,000	3,100,000,000	0	9,280,000,000		4,000,000,000
Debt Instrument, Face Amount										2,250,000,000	4,250,000,000	2,500,000,000
Repayments of Long-term Debt					300,000,000		2,800,000,000		500
Line of Credit Facility, Maximum Borrowing Capacity																3,300,000,000	3,000,000,000
Letters of Credit Outstanding, Amount																		914,000,000
Line of Credit Facility, Remaining Borrowing Capacity															2,400,000,000
Line of Credit Facility, Amount Outstanding																																							762,000,000	889,000,000			0	0											296,000,000		0	1,000,000,000
Debt Instrument, Annual Principal Payment													$ 111,000,000																										$ 127,000,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate																																							2.03%
Debt Instrument, Interest Rate, Effective Percentage														6.00%
Number of cell sites leased back	3,000
Term in years for cell sites leased back renewal options	20
Ratio Of Total Indebtedness To Adjusted EBITDA	2.5

[1]	(1)Notes of Clearwire Communications LLC are also direct obligations of Clearwire Finance, Inc. and are guaranteed by certain Clearwire subsidiaries.